AB Cap Fund, Inc.

AB All China Equity Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Consumer Discretionary – 27.6%
Auto Components – 1.6%
Huayu Automotive Systems Co., Ltd. - Class A	430,700	$1,160,070
Zhejiang Shuanghuan Driveline Co., Ltd.	242,100	1,098,258

		2,258,328

Automobiles – 3.8%
Chongqing Changan Automobile Co., Ltd. - Class A (Nth SZ-SEHK)	595,675	1,245,935
Dongfeng Motor Group Co., Ltd. - Class H(a)	1,786,000	1,132,410
Great Wall Motor Co., Ltd. - Class H	1,370,500	2,056,205
XPeng, Inc.(a)	107,400	995,068

		5,429,618

Hotels, Restaurants & Leisure – 4.5%
Jiumaojiu International Holdings Ltd.(b) (c)	1,142,000	2,246,758
Shenzhen Overseas Chinese Town Co., Ltd. - Class A	1,094,400	844,519
Tongcheng Travel Holdings Ltd.(a)	1,632,000	3,342,598

		6,433,875

Household Durables – 0.5%
TCL Technology Group Corp. - Class A	1,169,100	699,485

Internet & Direct Marketing Retail – 11.3%
Alibaba Group Holding Ltd.(a)	575,460	6,865,552
JD.com, Inc. (ADR)	20,610	1,308,529
JD.com, Inc. - Class A	86,102	2,725,572
Meituan - Class B(a) (c)	128,200	3,079,008
Pinduoduo, Inc. (ADR)(a)	31,470	2,243,811

		16,222,472

Specialty Retail – 0.8%
China Tourism Group Duty Free Corp., Ltd. - Class A	38,827	1,094,848

Textiles, Apparel & Luxury Goods – 5.1%
Bosideng International Holdings Ltd.(b)	1,954,000	1,097,154
Li Ning Co., Ltd.	429,500	3,912,021
Samsonite International SA(a) (c)	954,300	2,332,825

		7,342,000

		39,480,626

Financials – 12.4%
Banks – 5.8%
Bank of Nanjing Co., Ltd. - Class A	1,329,700	2,040,892
China Construction Bank Corp. - Class H	4,948,000	3,058,771
China Merchants Bank Co., Ltd. - Class H	368,500	1,884,551
Industrial Bank Co., Ltd. - Class A	556,600	1,372,974

		8,357,188

Capital Markets – 3.8%
CITIC Securities Co., Ltd. - Class A	570,910	1,606,065
GF Securities Co., Ltd. - Class H	1,239,200	1,618,775
Guotai Junan Securities Co., Ltd.(c)	1,818,120	2,154,146

		5,378,986

Company	Shares	U.S. $ Value

Insurance – 2.8%
China Life Insurance Co., Ltd. - Class H	951,000	$1,363,470
Ping An Insurance Group Co., of China Ltd. - Class A	412,393	2,605,930

		3,969,400

		17,705,574

Communication Services – 11.4%
Entertainment – 2.5%
G-bits Network Technology Xiamen Co., Ltd. - Class A	31,300	1,287,494
NetEase, Inc.	132,500	2,366,105

		3,653,599

Interactive Media & Services – 8.0%
Tencent Holdings Ltd.	277,450	11,467,225

Media – 0.9%
Chinese Universe Publishing and Media Group Co., Ltd.	955,600	1,288,113

		16,408,937

Consumer Staples – 10.3%
Beverages – 9.0%
China Resources Beer Holdings Co., Ltd.	182,000	1,268,726
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. - Class A	48,400	1,148,085
Kweichow Moutai Co., Ltd. - Class A	21,463	5,966,369
Luzhou Laojiao Co., Ltd. - Class A (Nth SZ-SEHK)	55,291	1,869,010
Tsingtao Brewery Co., Ltd. - Class H	158,000	1,534,334
Wuliangye Yibin Co., Ltd. - Class A	46,100	1,110,929

		12,897,453

Personal Products – 1.3%
L’Occitane International SA	578,000	1,816,149

		14,713,602

Industrials – 8.7%
Electrical Equipment – 6.4%
Contemporary Amperex Technology Co., Ltd. - Class A(a)	62,849	4,356,341
Jiangsu Zhongtian Technology Co., Ltd. - Class A (Nth SSE-SEHK)	392,600	1,258,610
Ming Yang Smart Energy Group Ltd. - Class A	254,400	983,042
NARI Technology Co., Ltd. - Class A	635,196	2,511,184

		9,109,177

Machinery – 1.7%
Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	299,980	2,381,100

Road & Rail – 0.6%
Daqin Railway Co., Ltd. - Class A	991,237	924,252

		12,414,529

Company	Shares	U.S. $ Value

Materials – 6.5%
Chemicals – 3.5%
LB Group Co., Ltd. - Class A	374,100	$948,108
Shanghai Putailai New Energy Technology Co., Ltd. - Class A	314,000	2,863,000
Suzhou TA&A Ultra Clean Technology Co., Ltd.	102,600	1,149,364

		4,960,472

Construction Materials – 0.8%
Gansu Shangfeng Cement Co., Ltd. - Class A	556,160	1,172,981

Metals & Mining – 2.2%
Ganfeng Lithium Co., Ltd. - Class A	110,320	1,359,904
Zijin Mining Group Co., Ltd. - Class A	1,412,650	1,789,124

		3,149,028

		9,282,481

Health Care – 5.9%
Biotechnology – 0.7%
Chongqing Zhifei Biological Products Co., Ltd. - Class A	78,800	1,069,141

Health Care Equipment & Supplies – 1.5%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	48,700	2,096,082

Health Care Providers & Services – 1.1%
Aier Eye Hospital Group Co., Ltd. - Class A	153,496	650,906
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	673,600	979,275

		1,630,181

Pharmaceuticals – 2.6%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	207,400	1,182,497
Livzon Pharmaceutical Group, Inc. - Class A	212,375	960,104
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	501,700	1,555,390

		3,697,991

		8,493,395

Information Technology – 5.8%
Electronic Equipment, Instruments & Components – 2.8%
BOE Technology Group Co., Ltd. - Class A	2,091,700	1,116,699
GoerTek, Inc. - Class A	164,900	772,696
Luxshare Precision Industry Co., Ltd. - Class A	376,610	2,034,946

		3,924,341

IT Services – 1.7%
GDS Holdings Ltd. - Class A(a)	316,640	1,081,415
Vnet Group, Inc. (ADR)(a)	257,107	1,375,522

		2,456,937

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 1.3%
LONGi Green Energy Technology Co., Ltd. - Class A(a)	258,720	$1,903,664

		8,284,942

Utilities – 4.2%
Gas Utilities – 1.8%
Kunlun Energy Co., Ltd.	2,886,000	2,512,918

Independent Power and Renewable Electricity Producers – 2.4%
China Datang Corp. Renewable Power Co., Ltd. - Class H	4,055,000	1,015,483
China Longyuan Power Group Corp., Ltd. - Class H	729,000	1,177,456
China Yangtze Power Co., Ltd. - Class A	366,600	1,269,652

		3,462,591

		5,975,509

Real Estate – 3.0%
Real Estate Management & Development – 3.0%
CIFI Holdings Group Co., Ltd.(b)	5,912,750	1,496,485
Longfor Group Holdings Ltd.(c)	619,500	2,010,751
Midea Real Estate Holding Ltd.(b) (c)	788,400	841,200

		4,348,436

Energy – 2.5%
Energy Equipment & Services – 0.8%
China Oilfield Services Ltd. - Class H	1,116,000	1,159,116

Oil, Gas & Consumable Fuels – 1.7%
PetroChina Co., Ltd. - Class H	5,204,000	2,419,951

		3,579,067

Total Common Stocks (cost $163,077,900)		140,687,098

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(d) (e) (f) (cost $2,337,989)	2,337,989	2,337,989

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $165,415,889)		143,025,087

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(d) (e) (f) (cost $1,357,581)	1,357,581	1,357,581

U.S. $ Value

Total Investments – 100.9% (cost $166,773,470)(g)	$144,382,668
Other assets less liabilities – (0.9)%	(1,285,679)

Net Assets – 100.0%	$143,096,989

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $12,664,688 or 8.9% of net assets.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,776,020 and gross unrealized depreciation of investments was $(33,166,822), resulting in net unrealized depreciation of $(22,390,802).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

August 31, 2022 (unaudited)

95.5%	China
1.6%	United States
1.3%	Luxembourg
1.6%	Short-Term

100.0%	Total Investments

[1]	All data are as of August 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

AB Cap Fund, Inc.

AB All China Equity Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$3,552,340	$35,928,286	$-0-	$39,480,626
Financials	-0-	17,705,574	-0-	17,705,574
Communication Services	-0-	16,408,937	-0-	16,408,937
Consumer Staples	-0-	14,713,602	-0-	14,713,602
Industrials	-0-	12,414,529	-0-	12,414,529
Materials	-0-	9,282,481	-0-	9,282,481
Health Care	-0-	8,493,395	-0-	8,493,395
Information Technology	1,375,522	6,909,420	-0-	8,284,942
Utilities	-0-	5,975,509	-0-	5,975,509
Real Estate	-0-	4,348,436	-0-	4,348,436
Energy	-0-	3,579,067	-0-	3,579,067
Short-Term Investments:
Investment Companies	2,337,989	-0-	-0-	2,337,989
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,357,581	-0-	-0-	1,357,581

Total Investments in Securities	8,623,432	135,759,236	-0-	144,382,668
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$8,623,432	$135,759,236	$-0-	$144,382,668

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2022 is as follows:

Fund	Market Value 11/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,399	$32,917	$32,978	$2,338	$10
Government Money Market Portfolio*	1,205	6,373	6,220	1,358	1
Total				$3,696	$11

*	Investments of cash collateral for securities lending transactions.